SHARE-BASED COMPENSATION - Restricted Shares Narrative (Details) - Restricted Stock - shares			12 Months Ended
	Oct. 15, 2024	Mar. 13, 2023	Dec. 31, 2025	Dec. 31, 2024
Kaixin 2023 Plan | Class A Ordinary Shares
SHARE-BASED COMPENSATION
Awards granted		1,463	1,463	1,463
Kaixin 2024 Plan | Class A Ordinary Shares
SHARE-BASED COMPENSATION
Awards granted	571,111		2,355,059	78,502
Kaixin 2024 Plan | Class B Ordinary Shares
SHARE-BASED COMPENSATION
Awards granted	167,222		170,001	36,666